UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 17, 2006 to November 15, 2006


Commission File Number of issuing entity: 333-126790-11


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0172413, 35-2269568, 36-4587254
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A             [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    B             [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-A, Revolving Home Equity Loan Asset Backed Notes, Series 2006-A.

         The revised investor report is attached as Exhibit 99.1 to this Form 10-D/A.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Investor Report, relating to November 15, 2006 distribution period is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: March 26, 2007

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Revised Investor Report, November 15, 2006



                                  EXHIBIT 99.1
                               ------------------
             Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                November 15, 2006
       *** Payment Revision (as of 12/14/2006) M1 Principal Correction ***


                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Totals   ....................................................... 11
Bankruptcy Group Total Report   ............................................ 11
Foreclosure Group Total Report   ........................................... 11
REO Group Total Report   ................................................... 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                     Email: keith.r.richardson@bankofny.com

                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                        November 15, 2006
                              *** Payment Revision (as of 12/14/2006) M1 Principal Correction ***
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                 ENDING
           FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS      VALUE             BALANCE             PRINCIPAL         INTEREST        TOTAL      LOSSES    INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A          700,800,000.00    562,378,955.13   25,985,778.54      2,582,256.70   28,568,035.24    0.00      0.00     536,393,176.59
AIO        561,714,804.00              0.00            0.00              0.00            0.00    0.00      0.00               0.00
M1          22,000,000.00     22,000,000.00            0.00        104,866.67      104,866.67    0.00      0.00      22,000,000.00
M2          21,200,000.00     21,200,000.00            0.00        101,406.67      101,406.67    0.00      0.00      21,200,000.00
M3          13,200,000.00     13,200,000.00            0.00         63,360.00       63,360.00    0.00      0.00      13,200,000.00
M4          12,400,000.00     12,400,000.00            0.00         60,553.33       60,553.33    0.00      0.00      12,400,000.00
M5          11,600,000.00     11,600,000.00            0.00         57,033.33       57,033.33    0.00      0.00      11,600,000.00
M6          10,400,000.00     10,400,000.00            0.00         54,773.33       54,773.33    0.00      0.00      10,400,000.00
B            8,400,000.00      8,400,000.00            0.00         51,240.00       51,240.00    0.00      0.00       8,400,000.00
R1                   0.00              0.00            0.00              0.00            0.00    0.00      0.00               0.00
R2                 100.00              0.00            0.00              0.00            0.00    0.00      0.00               0.00
TOTALS   1,361,714,904.00    661,578,955.13   25,985,778.54      3,075,490.03   29,061,268.57    0.00      0.00     635,593,176.59
C                    0.00              0.00            0.00         14,766.27       14,766.27    0.00      0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                           BEGINNING                                                             ENDING            PASS-THRU
CLASS        CUSIP         PRINCIPAL          PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A           126685CE4     802.48138575    37.08016344     3.68472703     40.76489047       765.40122230         5.510000%
AIO         126685CF1       0.00000000     0.00000000     0.00000000      0.00000000         0.00000000         0.000000%
M1          126685CG9   1,000.00000000     0.00000000     4.76666682      4.76666682     1,000.00000000         5.720000%
M2          126685CH7   1,000.00000000     0.00000000     4.78333349      4.78333349     1,000.00000000         5.740000%
M3          126685CJ3   1,000.00000000     0.00000000     4.80000000      4.80000000     1,000.00000000         5.760000%
M4          126685CK0   1,000.00000000     0.00000000     4.88333307      4.88333307     1,000.00000000         5.860000%
M5          126685CL8   1,000.00000000     0.00000000     4.91666638      4.91666638     1,000.00000000         5.900000%
M6          126685CM6   1,000.00000000     0.00000000     5.26666635      5.26666635     1,000.00000000         6.320000%
B           126685CN4   1,000.00000000     0.00000000     6.10000000      6.10000000     1,000.00000000         7.320000%
R2          126685CR5       0.00000000     0.00000000     0.00000000      0.00000000         0.00000000         0.000000%
TOTALS                    485.84248670    19.08312707     2.25854180     21.34166887       466.75935963
-----------------------------------------------------------------------------------------------------------------------------------

                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                        November 15, 2006
                              *** Payment Revision (as of 12/14/2006) M1 Principal Correction ***


General Information:
Record Date                                                                                                     11/14/2006
LIBOR Determination Date                                                                                        10/12/2006
Payment Date                                                                                                    11/16/2006
Determination Date                                                                                              11/10/2006
Interest Period
Beginning                                                                                                       10/16/2006
Ending                                                                                                          11/14/2006
Number of Days in Interest Period                                                                                       30
Collection Period
Beginning                                                                                                       10/01/2006
Ending                                                                                                          10/31/2006

ACCOUNTS
COLLECTION ACCOUNT
Beginning Balance                                                                                                     0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                           5,319,255.29
Principal payments on Mortgage Loans                                                                         32,551,918.05
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                           1,142,970.46
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                       0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                   0.00
Transfer Deposit Amount                                                                                               0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                 0.00
Insurance Proceeds                                                                                                    0.00
Deposits by Master Servicer for losses on Eligible Investments                                                        0.00
Investment income on Eligible Investments                                                                             0.00
Servicer Advances                                                                                                     0.00
Termination purchase price (for 10% clean-up call)                                                                    0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                     335,376.04
Others                                                                                                           26,605.43
Total Deposits                                                                                               39,376,125.27

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                     0.00
Amount withdrawn to purchase Additional Balances                                                                      0.00
Amount transferred to Payment Account                                                                        39,046,362.79
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                 329,762.48
Total Withdrawals                                                                                            39,376,125.27

Losses on Eligible Investments                                                                                        0.00
Ending Balance                                                                                                        0.00
PAYMENT ACCOUNT

Beginning Balance                                                                                                     0.00

Deposits
Deposit from Collection Account                                                                              39,046,362.79
Deposits by Master Servicer for losses on Eligible Investments                                                        0.00
Investment income on Eligible Investments                                                                             0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                        0.00
Deposit by Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest) (first Payment Date only)                                  0.00
Total Deposits                                                                                               39,046,362.79

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                     0.00
Payment pursuant to Section 8.03 of the Indenture                                                            39,046,362.79
Total Withdrawals                                                                                            39,046,362.79

Losses on Eligible Investments                                                                                        0.00
Ending Balance                                                                                                        0.00
DISTRIBUTIONS

Amounts to be Distributed                                                                                    39,046,362.79

Investor Interest Collections                                                                                 5,018,398.38

Principal Collections                                                                                        24,042,870.19

Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                        0.00
Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date related to the Morgage loans                                                            0.00
(excluding accrued interest) (first Payment Date only)

Subordinated Transferor Collections                                                                              14,766.27

Credit Enhancement Draw Amount                                                                                        0.00
Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                       276,469.00
Servicing Fees owing to the Master Servicer for prior collection Periods                                              0.00
Servicing Fees paid to the Master Servicer                                                                      276,469.00

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer          0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer           0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                 0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                  0.00

Amount owing to the Loan Insurance Policy Provider                                                              325,574.04
Amount paid to the Loan Insurance Policy Provider                                                               325,574.04


Interest Payments
Class A
Note Interest owing to Class A Notes prior to distributions                                                   2,582,256.70
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                      0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                          0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                     2,582,256.70
Aggregate Investor Interest paid to Class A Notes                                                             2,582,256.70
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                              0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                             0.00
Basis Risk Carryforward paid to the Class A Notes                                                                     0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                           0.00
Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                   104,866.67
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                    0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                        0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                     104,866.67
Aggregate Investor Interest paid to Class M-1 Notes                                                             104,866.67
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                            0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                           0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                   0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                         0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                   101,406.67
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                    0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                        0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                     101,406.67
Aggregate Investor Interest paid to Class M-2 Notes                                                             101,406.67
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                            0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                           0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                   0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                         0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                    63,360.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                    0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                        0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                      63,360.00
Aggregate Investor Interest paid to Class M-3 Notes                                                              63,360.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                            0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                           0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                   0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                         0.00

Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                    60,553.33
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                    0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                        0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                      60,553.33
Aggregate Investor Interest paid to Class M-4 Notes                                                              60,553.33
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                            0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                           0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                   0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                         0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                    57,033.33
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                    0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                        0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                      57,033.33
Aggregate Investor Interest paid to Class M-5 Notes                                                              57,033.33
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                            0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                           0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                   0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                         0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                    54,773.33
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                    0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                        0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                      54,773.33
Aggregate Investor Interest paid to Class M-6 Notes                                                              54,773.33
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                            0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                           0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                   0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                         0.00

Class B
Note Interest owing to Class B Notes prior to distributions                                                      51,240.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                      0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                          0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                          0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                        51,240.00
Aggregate Investor Interest paid to Class B Notes                                                                51,240.00
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                              0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                        0.00

Basis Risk Carryforward owing to the Class B Notes prior to distributions                                             0.00
Basis Risk Carryforward paid to the Class B Notes                                                                     0.00
Basis Risk Carryforward for the Class B Notes remaining after distributions                                           0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                  4,896.16
Investor Loss Amount paid to Class Notes                                                                          4,896.16

Investor Loss Reduction Amount owing to Class Notes prior to distributions                                           14.41
Investor Loss Redution Amount paid to Class Notes                                                                    14.41
Investor Loss Reduction Amount for Class Notes remaining after distributions                                          0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00%

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                              1,942,908.35
Accelerated Principal Payment Amount paid to Class Notes                                                      1,942,908.35

Scheduled Principal Collections Payment Amount owing to Class Notes prior to distributions                   24,042,870.19
Scheduled Principal Collections Payment Amount paid to Class Notes                                           24,042,870.19

Transferor Principal Collections (paid to Transferor)                                                                 0.00

Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                       0.00
Unpaid Required Amount for Class Notes after making distributions above                                               0.00
Amount of Subordinated Transferor Collections                                                                         0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                   0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                     0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes allocated
to the Allocated Transferor Interest                                                                                  0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                             0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes
allocated to the Available Transferor Subordinated Amount                                                             0.00


Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(c)(vi) of the Indenture                                                                      0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                14,766.27
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                  0.00
Allocated Transferor Interest                                                                                 3,884,644.79
Overcollateralization Target Amount                                                                           6,000,000.00
Overcollateralization Step-Down Amount                                                                                0.00
Available Transferor Subordinated Amount                                                                              0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                14,766.27
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class Notes
Investor Floating Allocation Percentage for Class Notes                                                             99.71%
Liquidation loss amounts for Morgage Loans                                                                        4,910.57
Investor Loss Amount for Class Notes                                                                              4,896.16
Investor Loss Reduction Amount for Class Notes                                                                       14.41

Delinquent Mortgage Loans
Delinquency Totals
                               Number     Principal        Percentage
                              of Loans    Balance

30 to 59 Days Delinquent       143        8,458,340.24      1.32%
60 to 89 Days Delinquent        49        4,050,355.57      0.63%
90 to 179 Days Delinquent       79        6,672,753.26      1.04%
180 to 269 Days Delinquent      35        2,006,525.51      0.31%
270 to 359 Days Delinquent       0                0.00      0.00%
360 and Over Days Delinquent     0                0.00      0.00%
Total                          306       21,187,974.58      3.31%

The delinquent buckets above include Bankruptcies, Foreclosures and REOs.

Bankruptcies
Bankruptcy Group Total Report
Number of Loans     Principal Balance    Percentage
7                     175,767.38            0.03%

Foreclosures
Foreclosure Group Total Report
Number of Loans    Principal Balance     Percentage
18                    1,589,074.46          0.25%

REO Properties
REO Group Total Report
Number of Loans   Principal Balance       Percentage
3                    276,648.02              0.04%

Optional Servicer Advances (Current Collection Period)                                                                 0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                         1,762,973.80
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                     0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                        1,142,970.46
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                     0
Asset Balance                                                                                                          0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                    0
Balance                                                                                                                0.00



BALANCE RECONCILIATION
Beginning Loan Group Balance                                                                                 663,525,602.14
Ending Loan Group Balance                                                                                    639,477,821.38
Change in Loan Group Balance                                                                                  24,047,780.76
Principal Collections                                                                                         34,013,198.14
Liquidation Loss Amount                                                                                            4,910.57
Liquidation Recovery Amount                                                                                            0.00
Cumulative Liquidation Loss Amount                                                                               179,055.39
Additional Balances during Collection Period                                                                   9,970,327.95
Balance Check                                                                                                         -0.00

OTHER INFORMATION

Allocated Transferor Interest (Beginning)                                                                      1,946,647.01
Allocated Transferor Interest (Ending)                                                                         3,884,644.79

Interest payments on Morgage Loans                                                                             5,635,207.69
Net Liquidation Proceeds (Allocable to Interest)                                                                       0.00
Insurance Proceeds (Allocable to Interest)                                                                             0.00
Servicer Advance (Allocable to Interest)                                                                               0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                             0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                         0.00
Residual Advance                                                                                                       0.00
Total Interest                                                                                                 5,635,207.69
Servicing Fee                                                                                                    276,469.00
Investor Interest Collections                                                                                  5,018,398.38

Beginning Loan Group Balance                                                                                 663,525,602.14
Principal payments on Morgage Loans                                                                           34,013,198.14
Net Liquidation Proceeds (Allocable to Principal)                                                                      0.00
Insurance Proceeds (Allocable to Principal)                                                                            0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                            0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                        0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                          0.00
Transfer Deposit Amount                                                                                                0.00
Total Principal                                                                                               34,013,198.14
Investor Principal Collections                                                                                34,013,198.14
Additional Balances                                                                                            9,970,327.95
Ending Principal Balances                                                                                    639,477,821.38
Total Collections                                                                                             39,046,362.79
Scheduled Principal Payment                                                                                   24,042,870.19

Mortgage Loans Average Daily Balance                                                                         664,068,670.49
Number of Mortgage Loans at beginning of Collection Period                                                        14,158.00
Number of Mortgage Loans at end of Collection Period                                                              13,667.00
Loan Group Balance at beginning of Collection Period                                                         663,525,602.14
Loan Group Balance at end of Collection Period                                                               639,477,821.38

Note Principal Balance of the Class A Notes                                                                  536,393,176.59
Original Note Principal Balance of the Class A Notes                                                         700,800,000.00
Class A Factor                                                                                                         0.77

Note Principal Balance of the Class M-1 Notes                                                                 22,000,000.00
Original Note Principal Balance of the Class M-1 Notes                                                        22,000,000.00
Class M-1 Factor                                                                                                       1.00

Note Principal Balance of the Class M-2 Notes                                                                 21,200,000.00
Original Note Principal Balance of the Class M-2 Notes                                                        21,200,000.00
Class M-2 Factor                                                                                                       1.00

Note Principal Balance of the Class M-3 Notes                                                                 13,200,000.00
Original Note Principal Balance of the Class M-3 Notes                                                        13,200,000.00
Class M-3 Factor                                                                                                       1.00

Note Principal Balance of the Class M-4 Notes                                                                 12,400,000.00
Original Note Principal Balance of the Class M-4 Notes                                                        12,400,000.00
Class M-4 Factor                                                                                                       1.00

Note Principal Balance of the Class M-5 Notes                                                                 11,600,000.00
Original Note Principal Balance of the Class M-5 Notes                                                        11,600,000.00
Class M-5 Factor                                                                                                       1.00

Note Principal Balance of the Class M-6 Notes                                                                 10,400,000.00
Original Note Principal Balance of the Class M-6 Notes                                                        10,400,000.00
Class M-6 Factor                                                                                                       1.00

Note Principal Balance of the Class B Notes                                                                    8,400,000.00
Original Note Principal Balance of the Class B Notes                                                           8,400,000.00
Class B Factor                                                                                                         1.00

Weighted average remaining term of Morgage Loans                                                                     283.64

Weighted Average Loan Rate                                                                                       10.192293%
Weighted Average Net Loan Rate                                                                                    8.696293%

Excess Interest                                                                                                        0.00

LOAN MODIFICATION SUMMARY

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                     55,741.98
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                 130,045.30
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                    0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                  871,425.22
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                             2,082,156.11
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                  0.26%

Loans with Credit Limit Modification - current                                                                 1,906,804.50
Loans with Credit Limit Modification - cumulative                                                             12,568,809.53
Loans with Credit Limit Modification - % of Initial                                                                   1.57%

Loans with Gross Margin Modification - current                                                                    26,428.30
Loans with Gross Margin Modification - cumulative                                                                833,100.64
Loans with Gross Margin Modification - % of Initial                                                                   0.10%


ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2007 Bank of New York & Co. All rights reserved.
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